Share-Based Compensation (Details) - P3 Health Partners Inc.			1 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 02, 2021 USD ($) shares	Dec. 02, 2021 shares	Dec. 31, 2021 USD ($) item shares	Nov. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 02, 2021 USD ($) shares	Dec. 31, 2021 USD ($) item shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Executive officer | item			2					2
Common unit issued | shares			5,471,400					5,471,400
Unrecognized compensation expense | $			$ 19,364,188		$ 9,037,319			$ 19,364,188	$ 1,198,550
Weighted-average period to recognize unrecognized compensation expense								5 months 23 days
Tax benefits recognized related to stock-based compensation | $	$ 0		$ 0	$ 0		$ 0			$ 0	$ 0
Time-Based Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding | shares			5,471,400		601,614			5,471,400
Weighted-average period to recognize unrecognized compensation expense					1 month 28 days
Time-Based Unit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 month
Time-Based Unit | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					2 years
Class C Preferred Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
Class C Preferred Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								5 years
Class C Preferred Units | Performance Based units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding | shares	1,685,000	1,685,000					1,685,000		2,575,000	1,625,000	500,000
Management Incentive Plan | Class C Preferred Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized | shares	6,845,297	6,845,297					6,845,297
Shares issued | shares		5,235,833
Compensation costs | $							$ 2,419,678
Management Incentive Plan | Class C Preferred Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
Management Incentive Plan | Class C Preferred Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								5 years
Management Incentive Plan | Class C Preferred Units | Time-Based Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post-combination services | $			$ 23,999,330					$ 23,999,330
Pre-combination services | $			$ 26,313,476					$ 26,313,476